Pension benefits - Narrative (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Benefit obligations transfered from Parent	$ 11.9		$ 0.4
Fair value of plan assets transfered from Parent	8.9
Pension contributions		0.9	1.2	0.4
Accumulated benefit obligation		$ 146	$ 128
Expected return on plan assets (as a percent)		3.20%	4.40%	4.00%
Minimum
Defined Benefit Plan Disclosure [Line Items]
Employee contributions (in hundredths)		5.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Employee contributions (in hundredths)		8.00%
Onshore Employees | Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundreths)		66.00%
Retirement age		67 years
Retirement pension cap		66.00%
Multiple of base		12
Retirement age to receive pre retirement pension		62 years
Offshore Employees | Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (in hundreths)		60.00%
Retirement age		67 years
Offshore Employees, Mobile Units | Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Retirement age to receive pre retirement pension		60 years